Concentrations - Schedule of Revenue Derived from Customers (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue, Major Customer [Line Items]
Revenue	$ 1,096,331	$ 831,324	$ 877,905
COSCO [Member]
Revenue, Major Customer [Line Items]
Revenue	412,276	387,680	424,806
Yang Ming Marine [Member]
Revenue, Major Customer [Line Items]
Revenue	235,557	141,518	121,576
MOL [Member]
Revenue, Major Customer [Line Items]
Revenue	162,646	123,333	117,891
Other [Member]
Revenue, Major Customer [Line Items]
Revenue	$ 285,852	$ 178,793	$ 213,632